Trade and other receivables	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Trade and other receivables [text block]
8.	Trade and other receivables

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Current
Trade receivables	$102,112	$136,482	$97,924
Statutory receivables	12,764	13,961	43,808
Receivable from joint venture partners	245	2,808	—
Other receivables	2,032	2,271	10,835
	117,153	155,522	152,567
Non-current
Taxes receivable	17,199	14,394	12,424
Receivable from joint venture partners	20,404	16,414	18,681
Other receivables	1,518	1,651	1,543
	39,121	32,459	32,648
	$156,274	$187,981	$185,215

As at December 31, 2018, $11,670 (December 31, 2017 and January 1, 2017 - $10,905 and $42,273, respectively) of the current statutory receivables related to refundable sales taxes in Peru that Hudbay Peru has paid on capital expenditures and operating expenses.

The non-current receivable from joint venture partners is from the Group’s joint venture partner for the Rosemont project in Arizona.